Note 8 - Other Intangible Assets - Estimated Future Amortization Expense (Details) - Core Deposits [Member] $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 776
2021	665
2022	554
2023	444
2024	333
Thereafter	284
Total	$ 3,056